Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory [Table Text Block]
	At 31 December
(in USD million)	2019	2018

Crude oil	2,137	1,173
Petroleum products	572	345
Natural gas	277	274
Other	377	351

Inventories	3,363	2,144